Share Based Payments Options	6 Months Ended
Jun. 30, 2015
Share Based Payments - Options and Stock Options and Warrants [Abstract]
SHARE BASED PAYMENTS - OPTIONS

NOTE 3 – SHARE BASED PAYMENTS – OPTIONS

We use the fair value method to account for stock based compensation. We recorded $110,039 and $170,611 in compensation expense in the periods ended June 30, 2015 and 2014, respectively, related to options issued under our stock-based incentive compensation plan. This includes expense related to options issued in prior years for which the requisite service period for those options includes the current year, options granted in the current year and options repriced in the current year. The fair value of these instruments was calculated using the Black-Scholes option pricing model. Information related to the assumptions used in this model is set forth in our Annual Report on Form 10-K for the fiscal year ended December 31, 2014.